Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable due from a related party	$ 2,096,000	$ 2,006,000
Prepaid and other current assets due from a related party	34,123,000	33,329,000
Accounts payable	107,611,000	121,318,000
Accrued liabilities	157,513,000	157,861,000
Receipts in advance and deferred revenue	52,055,000	50,321,000
Accrued salary and benefits	100,826,000	86,666,000
Tax payables	28,006,000	25,997,000
Short-term bank loans	315,550,000	114,528,000
Other short-term liabilities	106,171,000	91,065,000
Due to a related party	34,123,000	33,536,000
Liabilities held for sale (current)	416,998,000	453,111,000
Long-term accounts payable	3,202,000	767,000
Long-term bank loans	92,000,000	0
Long-term tax liabilities	188,760,000	181,640,000
Deferred tax liabilities	217,593,000	95,904,000
Other long-term liabilities	3,855,000	83,000
Liabilities held for sale (non-current)	$ 0	$ 5,686,000
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,306	39,269
Ordinary Share, shares outstanding (in shares)	39,306	39,269
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	$ 11,145,000	$ 8,595,000
Accrued liabilities	46,888,000	50,913,000
Receipts in advance and deferred revenue	43,076,000	38,754,000
Accrued salary and benefits	7,698,000	6,420,000
Tax payables	4,422,000	3,666,000
Short-term bank loans	0	0
Other short-term liabilities	25,028,000	21,598,000
Liabilities held for sale (current)	187,712,000	138,303,000
Long-term accounts payable	0	0
Long-term bank loans	0	0
Long-term tax liabilities	14,134,000	13,220,000
Deferred tax liabilities	2,014,000	1,998,000
Other long-term liabilities	286,000	0
Liabilities held for sale (non-current)	$ 0	$ 1,130,000